Sales and Marketing Expenses and General and Administrative Expenses - Summary of Sales and Marketing Expenses and General and Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	$ 17,120	$ 13,335	$ 5,916
Total	70,568	48,343	40,637
Salaries and Wages
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	13,344	10,800	5,126
Total	36,727	24,697	20,827
Marketing Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	3,776	2,535	790
Third Party Services
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	18,500	12,431	12,632
Office Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	4,886	3,106	2,445
Travel and Other Operating Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	6,940	4,755	2,330
Amortization and Depreciation
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	$ 3,515	$ 3,354	$ 2,403